UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
May 26, 2007 to June 25, 2007

Commission File Number of issuing entity:
333-130223-10

ChaseFlex Trust Series 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130223

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IIA1			X
IIA2			X
IIA3			X
IIA4			X
IIA5			X
IIA6			X
IIA7			X
IIA8			X
IIA9			X
IIA10			X
IIA11			X
IIA12			X
AP			X
AR			X
AX			X
B1			X
B2			X
B3			X
B4			X
B5			X
M1			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 25, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-1, relating to the June 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: July 3, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase
Mortgage Finance Trust Series 2007-S4, relating to
the June 25, 2007 distribution.

ChaseFlex Trust Series 2007-1
June 25, 2007

Table of Contents
Distribution Report	2
Factor Report	3
Components Distribution Report	4
Components Factor Report	4
Exchangeable Distribution Report	5
Exchangeable Certificate Report	5
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Prepayment Liquidated Loan Report	10
Realized Loss Group Report	11
Investor Supplemental Report	14

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE
CONTACT THE ADMINISTRATOR LISTED BELOW:
Barbara J. Rios
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6149 / Fax: (713) 483-6627
Email: barbara.rios@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

IA1	69,123,447.00	66,512,874.44	1,201,580.32	360,278.07	1,561,858.39	0.00	0.00	65,311,294.12
IA2	3,050,398.00	2,935,189.94	53,025.32	15,898.95	68,924.27	0.00	0.00	2,882,164.62
IA3	50,000,000.00	48,111,589.55	869,154.13	260,604.44	1,129,758.57	0.00	0.00	47,242,435.42
IIA1	47,500,000.00	43,719,249.43	751,469.61	206,573.45	958,043.06	0.00	0.00	42,967,779.82
IIA2	6,340,674.00	5,835,989.65	100,312.08	27,575.05	127,887.13	0.00	0.00	5,735,677.57
IIA3	95,110,114.00	87,539,848.36	1,504,681.27	413,625.78	1,918,307.05	0.00	0.00	86,035,167.09
IIA5	2,007,600.00	2,007,600.00	0.00	10,038.00	10,038.00	0.00	0.00	2,007,600.00
IIA6	15,620,000.00	15,620,000.00	0.00	78,100.00	78,100.00	0.00	0.00	15,620,000.00
IIA7	102,398,000.00	92,632,253.70	1,941,059.44	463,161.27	2,404,220.71	0.00	0.00	90,691,194.26
IIA8	5,775,188.00	5,775,188.00	0.00	28,875.94	28,875.94	0.00	0.00	5,775,188.00
IIA9	8,100,000.00	8,100,000.00	0.00	40,500.00	40,500.00	0.00	0.00	8,100,000.00
IIA10	15,000,000.00	12,960,045.65	415,403.54	62,856.22	478,259.76	0.00	0.00	12,544,642.11
IIA12	50,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AP	4,062,775.00	3,930,742.16	2,986.45	0.00	2,986.45	0.00	0.00	3,927,755.71
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M1	11,700,300.00	11,678,214.85	5,655.05	63,257.00	68,912.05	0.00	0.00	11,672,559.80
B1	4,725,200.00	4,716,280.85	2,283.81	25,546.52	27,830.33	0.00	0.00	4,713,997.04
B2	3,600,100.00	3,593,304.55	1,740.02	19,463.73	21,203.75	0.00	0.00	3,591,564.53
B3	2,250,000.00	2,245,752.96	1,087.48	12,164.50	13,251.98	0.00	0.00	2,244,665.48
B4	2,025,100.00	2,021,277.48	978.78	10,948.59	11,927.37	0.00	0.00	2,020,298.70
B5	1,575,113.48	1,572,140.30	761.29	8,515.76	9,277.05	0.00	0.00	1,571,379.01
TOTALS	450,014,109.48	421,507,541.87	6,852,178.59	2,107,983.27	8,960,161.86	0.00	0.00	414,655,363.28
IIA4	148,950,788.00	137,095,087.44	0.00	151,947.06	151,947.06	0.00	0.00	134,738,624.48
IIA11	15,000,000.00	12,960,045.65	0.00	1,944.01	1,944.01	0.00	0.00	12,544,642.11
AX	26,378,745.80	24,171,000.93	0.00	130,926.25	130,926.25	0.00	0.00	23,398,543.35

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA1	16165VAA6	962.23318319	17.38310765	5.21209641	22.59520406	944.85007555	6.500000%
IA2	16165VAB4	962.23179402	17.38308247	5.21209036	22.59517283	944.84871155	6.500000%
IA3	16165VAC2	962.23179100	17.38308260	5.21208880	22.59517140	944.84870840	6.500000%
IIA1	16165VAD0	920.40525116	15.82041284	4.34891474	20.16932758	904.58483832	5.670000%
IIA2	16165VAE8	920.40525187	15.82041278	4.34891464	20.16932743	904.58483909	5.670000%
IIA3	16165VAF5	920.40525112	15.82041285	4.34891478	20.16932763	904.58483826	5.670000%
IIA5	16165VAH1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA6	16165VAJ7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA7	16165VAK4	904.62952108	18.95602883	4.52314762	23.47917645	885.67349226	6.000000%
IIA8	16165VAL2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA9	16165VAM0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA10	16165VAN8	864.00304333	27.69356933	4.19041467	31.88398400	836.30947400	5.820000%
IIA12	16165VAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AP	16165VAT5	967.50180849	0.73507640	0.00000000	0.73507640	966.76673210	0.000000%
AR	16165VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.500000%
M1	16165VAV0	998.11242874	0.48332521	5.40644257	5.88976778	997.62910353	6.500000%
B1	16165VAW8	998.11242910	0.48332557	5.40644206	5.88976763	997.62910353	6.500000%
B2	16165VAX6	998.11242743	0.48332546	5.40644149	5.88976695	997.62910197	6.500000%
B3	16165VAY4	998.11242667	0.48332444	5.40644444	5.88976889	997.62910222	6.500000%
B4	16165VAZ1	998.11242902	0.48332428	5.40644413	5.88976841	997.62910474	6.500000%
B5	16165VBA5	998.11240267	0.48332391	5.40644221	5.88976611	997.62907876	6.500000%
TOTALS		936.65405815	15.22658611	4.68426039	19.91084651	921.42747204
IIA4	16165VAG3	920.40525116	0.00000000	1.02011585	1.02011585	904.58483832	1.330000%
IIA11	16165VAP3	864.00304333	0.00000000	0.12960067	0.12960067	836.30947400	0.180000%
AX	16165VAS7	916.30591967	0.00000000	4.96332354	4.96332354	887.02258733	6.500000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IAX	12,051,837.80	11,549,764.11	0.00	62,561.22	62,561.22	0.00	0.00	11,319,525.37
IIAX	14,326,908.00	12,621,236.82	0.00	68,365.03	68,365.03	0.00	0.00	12,079,017.98
AP1	581,243.00	567,241.28	612.38	0.00	612.38	0.00	0.00	566,628.90
AP2	3,481,533.00	3,363,500.88	2,374.07	0.00	2,374.07	0.00	0.00	3,361,126.81

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IAX	N/A	958.34048729	0.00000000	5.19101079	5.19101079	939.23645156	6.500000%
IIAX	N/A	880.94631584	0.00000000	4.77179235	4.77179235	843.10012879	6.500000%
AP1	N/A	975.91072925	1.05356968	0.00000000	1.05356968	974.85715957	0.000000%
AP2	N/A	966.09765870	0.68190363	0.00000000	0.68190363	965.41575507	0.000000%

*Please Note: Above Certificates are Components of AX and AP Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL BALANCE
IIA13	108,173,188.00	98,407,441.70	1,941,059.44	492,037.21	2,433,096.65	96,466,382.26
TOTALS	108,173,188.00	98,407,441.70	1,941,059.44	492,037.21	2,433,096.65	96,466,382.26

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IIA13	16165VAR9	909.72119357	17.94399773	4.54860598	22.49260371	891.77719584	6.000000%
TOTALS		909.72119357	17.94399773	4.54860598	22.49260371	891.77719584

*Please Note: Above Certificates are Exchangeable Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Total Scheduled Principal Amount	205,318.33
Group 1 AP Scheduled Principal Amount	518.21
Group 1 Non-PO Scheduled Principal Amount	74,333.52
Group 2 AP Scheduled Principal Amount	1,936.65
Group 2 Non-PO Scheduled Principal Amount	128,529.95

Total Unscheduled Principal Amounts	6,646,860.27
Group 1 AP Unscheduled Principal Amount	94.17
Group 1 Non-PO Unscheduled Principal Amount	2,053,868.20
Group 2 AP Unscheduled Principal Amount	437.43
Group 2 Non-PO Unscheduled Principal Amount	4,592,460.47

Group 1 One Month CPR	17.961558%
Group 2 One Month CPR	17.121937%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	421,507,541.88
Total Beginning Principal Balance of Mortgage Loans Group 1	125,598,387.06
Total Beginning Principal Balance of Mortgage Loans Group 2	295,909,154.82
Group 1 AP Beginning Principal Balance	567,241.46
Group 2 AP Beginning Principal Balance	3,363,500.68

Total Ending Principal Balance of Mortgage Loans	414,655,363.28
Total Ending Principal Balance of Mortgage Loans Group 1	123,469,572.96
Total Ending Principal Balance of Mortgage Loans Group 2	291,185,790.32
Group 1 AP Ending Principal Balance	566,629.08
Group 2 AP Ending Principal Balance	3,361,126.61

Aggregate Amount of Servicer Advances	0.00
Aggregate Amount of Recovered Servicer Advances	238,836.96

Aggregate Number of Outstanding Mortgage Loans	1,087.00
Aggregate Number of Outstanding Mortgage Loans Group 1	626.00
Aggregate Number of Outstanding Mortgage Loans Group 2	461.00

Aggregate Weighted Average Coupon	7.068122%
Aggregate Weighted Average Coupon Group 1	7.324371%
Aggregate Weighted Average Coupon Group 2	6.959358%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Aggregate Weighted Average Remaining Term	352
Aggregate Weighted Average Remaining Term Group 1	346
Aggregate Weighted Average Remaining Term Group 2	354
Total Gross Interest	2,482,722.34
Group 1 Gross Interest	766,607.62
Group 2 Gross Interest	1,716,114.72

Total Servicing Fees	89,921.68
Group 1 Servicing Fees	26,794.38
Group 2 Servicing Fees	63,127.30

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	7	1,427,480.39	1.16%
2 Month	2	268,135.04	0.22%
3 Month	0	0.00	0.00%
Total	9	1,695,615.43	1.37%

Delinquency by Group
Group 2
Category	Number	Principal Balance	Percentage
1 Month	9	7,117,597.37	2.44%
2 Month	0	0.00	0.00%
3 Month	1	460,000.00	0.16%
Total	10	7,577,597.37	2.60%

Delinquency Totals
Group Totals
Category	Number	Principal Balance	Percentage
1 Month	16	8,545,077.76	2.06%
2 Month	2	268,135.04	0.06%
3 Month	1	460,000.00	0.11%
Total	19	9,273,212.80	2.24%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	3	712,868.10	0.58%
2	0	0.00	0.00%
Total	3	712,868.10	0.17%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	4	621,193.03	0.50%
2	0	0.00	0.00%
Total	4	621,193.03	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Mortgage Loans

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Liquidated Mortgage Loans

Prepayment Liquidated Loan Report
Group Number	Loan Number	Date	Penalties	Premiums	Prepayment Amount	Current Note Rate	Original Stated Term	Original LTV Ratio (%)	Loan Origination Date
			0.00	0.00	0.00	.0	0.00	0.00
Total			0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	123,469,572.96	0.00	0.00
2	0.00	0.00	291,185,790.32	0.00	0.00
TOTAL	0.00	0.00	414,655,363.28	0.00	0.00

Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	4,500,141.00
Bankruptcy Loss Amount	150,000.00
Special Hazard Loss Amount	4,830,000.00

Class A Principal Balance	395,680,570.88
Class AP Principal Balance	3,930,742.16
Class A Group 1 Principal Balance	117,559,653.93
Class A Group 2 Principal Balance	274,190,174.79
Class M1 Principal Balance	11,678,214.85
Class B Principal Balance	14,148,756.14

Class A Percentage	93.872714%
Class AP Percentage	0.932544%
Non-PO Class A Group 1 Percentage	94.024295%
Non-PO Class A Group 2 Percentage	93.725602%
Class M1 Percentage	2.770583%
Class B Percentage	3.356703%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support M1	3.18%
Original Credit Support B1	2.12%
Original Credit Support B2	1.31%
Original Credit Support B3	0.81%
Original Credit Support B4	0.35%

Current Credit Support M1	3.39%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Current Credit Support B1	2.26%
Current Credit Support B2	1.40%
Current Credit Support B3	0.86%
Current Credit Support B4	0.38%

Aggregate Outstanding Interest Shortfalls
Class IA1 Shortfall	0.00
Class IA2 Shortfall	0.00
Class IA3 Shortfall	0.00
Class IIA1 Shortfall	0.00
Class IIA2 Shortfall	0.00
Class IIA3 Shortfall	0.00
Class IIA4 Shortfall	0.00
Class IIA5 Shortfall	0.00
Class IIA6 Shortfall	0.00
Class IIA7 Shortfall	0.00
Class IIA8 Shortfall	0.00
Class IIA9 Shortfall	0.00
Class IIA10 Shortfall	0.00
Class IIA11 Shortfall	0.00
Class IIA12 Shortfall	0.00
Class IIA13 Shortfall	0.00
Class AR Shortfall	0.00
Class IAX Shortfall	0.00
Class IIAX Shortfall	0.00
Class M1 Shortfall	0.00
Class B1 Shortfall	0.00
Class B2 Shortfall	0.00
Class B3 Shortfall	0.00
Class B4 Shortfall	0.00
Class B5 Shortfall	0.00

Compensating Interest Shortfalls

Total Compensating Interest Shortfall	0.00
Compensating Interest Shortfall IA1	0.00
Compensating Interest Shortfall IA2	0.00
Compensating Interest Shortfall IA3	0.00
Compensating Interest Shortfall IIA1	0.00
Compensating Interest Shortfall IIA2	0.00
Compensating Interest Shortfall IIA13	0.00
Compensating Interest Shortfall IIA3	0.00
Compensating Interest Shortfall IIA4	0.00
Compensating Interest Shortfall IIA5	0.00
Compensating Interest Shortfall IIA6	0.00
Compensating Interest Shortfall IIA7	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Compensating Interest Shortfall IIA8	0.00
Compensating Interest Shortfall IIA9	0.00
Compensating Interest Shortfall IIA10	0.00
Compensating Interest Shortfall IIA11	0.00
Compensating Interest Shortfall IIA12	0.00
Compensating Interest Shortfall AR	0.00
Compensating Interest Shortfall IAX	0.00
Compensating Interest Shortfall IIAX	0.00
Compensating Interest Shortfall M1	0.00
Compensating Interest Shortfall B1	0.00
Compensating Interest Shortfall B2	0.00
Compensating Interest Shortfall B3	0.00
Compensating Interest Shortfall B4	0.00
Compensating Interest Shortfall B5	0.00

Relief Act Shortfalls

Total Relief Act	0.00

Relief Act Reduction IA1	0.00
Relief Act Reduction IA2	0.00
Relief Act Reduction IA3	0.00
Relief Act Reduction IIA1	0.00
Relief Act Reduction IIA2	0.00
Relief Act Reduction IIA3	0.00
Relief Act Reduction IIA4	0.00
Relief Act Reduction IIA5	0.00
Relief Act Reduction IIA6	0.00
Relief Act Reduction IIA7	0.00
Relief Act Reduction IIA8	0.00
Relief Act Reduction IIA9	0.00
Relief Act Reduction IIA10	0.00
Relief Act Reduction IIA11	0.00
Relief Act Reduction IIA12	0.00
Relief Act Reduction IIA13	0.00
Relief Act Reduction AR	0.00
Relief Act Reduction IAX	0.00
Relief Act Reduction IIAX	0.00
Relief Act Reduction M1	0.00
Relief Act Reduction B1	0.00
Relief Act Reduction B2	0.00
Relief Act Reduction B3	0.00
Relief Act Reduction B4	0.00
Relief Act Reduction B5	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-1
June 25, 2007

Yield Maintenance Agreement Amounts Received
Class IIA10	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

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